Offerings	Oct. 28, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.2000% Ally Financial Term Notes, Series A Due October 15, 2027
Maximum Aggregate Offering Price	$ 8,951,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,370.40
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.8000% Ally Financial Term Notes, Series A Due October 15, 2034
Maximum Aggregate Offering Price	$ 3,155,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 483.03
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.